Description of Organization and Business Operations, Liquidity and Capital Resources (FY) (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 25, 2018	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2020	Nov. 20, 2018
Liquidity and Capital Resources [Abstract]
Cash held outside of trust Account		$ 886,279	$ 520,422	$ 109,940
Working capital			527,035	(2,263,355)
Interest available to pay tax obligations			4,912,579	$ 48,000
Contribution from sale of founder shares	$ 25,000	$ 25,000	$ 0
Loan from sponsor					$ 218,610